LEASES (Narrative) (Details) - USD ($)	Oct. 01, 2025	Jun. 30, 2026	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2024	Jun. 01, 2022
Leases [Abstract]
Right of use assets – operating lease	$ 303,611	$ 447,576	$ 477,577	$ 20,372	$ 242,332	$ 421,000
Rental cost increase	3.00%
Discount rate			15.00%
Lease remaining term			5 years 5 months 1 day